Subsequent Events (Details Narrative) - USD ($)	Mar. 07, 2025	Feb. 27, 2025	Feb. 11, 2025	Feb. 10, 2025	Jan. 24, 2025	Jan. 23, 2025	Jan. 15, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 20, 2022	Oct. 19, 2022
Subsequent Event [Line Items]
Common stock, shares authorized									100,000,000	100,000,000	4,500,000,000	600,000,000
Common stock, par value									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized									10,000,000	10,000,000
Preferred stock, par value									$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued								2,000
Warrants exercise price								$ 7.50
Common stock, shares authorized					100,000,000	4,500,000,000
Common stock, par value					$ 0.001
Preferred stock, shares authorized					10,000,000
Preferred stock, par value					$ 0.001
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount							$ 25,000
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount	$ 50,000	$ 10,000	$ 10,000	$ 10,000